SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
SUBSEQUENT EVENTS.
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

Reverse stock split

On March 3, 2023, the Company announced that it effected a reverse stock split (the “Reverse Stock Split”) of its shares of common stock, $0.001 par value, at a ratio of 20 (old) for 1 (new) which became effective on March 4, 2023.

The Reverse Stock Split was primarily intended to bring the Company into compliance with the minimum bid price requirement for maintaining the listing of its common stock on the NASDAQ Capital Market.

As a result of the 20:1 Reverse Stock Split, the total number of shares of common stock authorized by the Company under its Articles of Incorporation will be reduced from 180,000,000 shares of common stock, par value $0.001, to 9,000,000 shares of common stock, par value $0.001. The number of shares of common stock held by each stockholder of the Company will consolidate automatically on a twenty (old) shares for one (new) share basis.  No fractional shares will be issued in connection with the Reverse Stock Split. All fractional shares will be rounded up to the nearest whole share, pursuant to NRS 78.205(2)(b).

The Reverse Stock Split affects all issued and outstanding shares of common stock. All outstanding options, restricted stock awards, warrants, preferred stock and convertible notes and other securities entitling their holders to purchase or otherwise receive shares of common stock will be adjusted as a result of the Reverse Stock Split by decreasing the number of shares acquirable pursuant to the ratio of 20:1 and increasing the exercise or conversion price, as applicable, by the same ratio, as required by the terms of each such security. The number of shares of common stock available to be awarded under the Company’s equity incentive plans will also be proportionately adjusted.

As of March 3, 2022, the Company had 22,021,952 shares of common stock issued and outstanding, and after the Reverse Stock Split, the Company will have approximately 1,101,098 shares of common stock issued and outstanding.

Private placement

On March 3, 2023, the Company completed a private placement for $300 thousand by issuing 50,000 common shares at a price of $6.00 per common share.

Nasdaq listing

As discussed in Note 10, the Company received a letter from Nasdaq stating the Company was not in compliance with the requirement to maintain a minimum bid price of $1.00 per share.  The Company completed a reverse split, discussed above, in order to comply with the minimum bid price requirements. As of March 20, 2023, the Nasdaq has confirmed Assure is compliant with the min minimum bid price requirements.